Debt - Additional Information (Details) $ in Thousands, $ in Thousands		6 Months Ended
	Mar. 04, 2026 MXN ($)	Jun. 30, 2026 MXN ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Feb. 13, 2026 MXN ($)	Jan. 01, 2026 MXN ($)	Jan. 01, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of long term debt [Line Items]
Borrowings					$ 31,500,000	$ 160,619,600
Bank indebtedness							$ 5,342,100
Obtain of revolving credit lines		$ 19,000,000	$ 4,150,000
Revolving credit facility available		$ 19,000,000		$ 3,350,000
Floating interest rate
Disclosure of long term debt [Line Items]
Borrowings	$ 19,000,000				$ 9,005,367
Interest rate basis spread	2.15%				1.80%
Borrowings term	28 days
Nominal fixed rate
Disclosure of long term debt [Line Items]
Borrowings					$ 16,998,940
Interest rate					10.80%
Fixed interest rate
Disclosure of long term debt [Line Items]
Borrowings					$ 5,495,693
Interest rate					5.84%
PMI TRD DAC revolving credit lines
Disclosure of long term debt [Line Items]
Borrowings				206,314
Outstanding of revolving credit lines				$ 206,314				$ 206,314
Proceeds from revolving credit lines			400,000
Repayments of revolving credit lines			$ 400,000